Note 3 - Functional and Presentation Currency and Unit of Account - Equity Inflation Adjustment (Details) - ARS ($)	Dec. 31, 2017	Jan. 01, 2017
Equity Inflation Adjustment Abstract
Equity Before Inflation Adjustment	$ 31,776,490,000	$ 20,578,655,000
Impact of IAS 29 Adoption Abstract
Increase in Non-monetary Assets in Equity (Tangible Assets, Intangible Assets and Non-current Assets Held for Sale)	2,486,482,000	504,728,000
Increase Deferred Income Tax in Equity	(725,461,000)	(176,654,000)
Total Impact of IAS 29 Adoption in Equity	1,761,021,000	328,074,000
Equity in Terms of the Measuring Unit Current at December 31, 2017 - January 1, 2017	33,537,511,000	20,906,729,000
Adjustment of Measuring Unit in Equity	15,979,144,000	17,615,005,000
Equity in Terms of the Measuring Unit Current at December 31, 2018	$ 49,516,655,000	$ 38,521,734,000